Note 15 - Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Remainder of 2016	$7,450,265
2017	8,829,245
2018	4,389,155
2019	2,721,992
2020	623,067
Thereafter	95,371
$24,109,095

Years Ending December 31,
2016	$19,885,917
2017	15,252,943
2018	8,286,819
2019	3,199,264
2020	741,907
Thereafter	368,486
$47,735,336

Schedule of Rent Expense [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	201 6	201 5	201 6	201 5
Points of Presence	$2,166,062	$2,009,366	$4,241,720	$4,095,064
Corporate offices	88,651	96,669	237,798	188,861
Other	113,066	100,605	234,555	188,940
	$2,367,779	$2,206,640	$4,714,073	$4,472,865

	Year Ended December 31 ,
	2015	2014	2013
Points of Presence	$8,180,389	$7,746,573	$7,128,778
Street level rooftops	16,707,445	13,183,209	11,067,316
Corporate offices	382,234	336,437	518,245
Other	414,618	362,281	437,718
	$25,684,686	$21,628,500	$19,152,057

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Remainder of 2016	$550,567
2017	837,811
2018	143,796
$1,532,174
Less: interest expense	98,591
Total capital lease obligations	$1,433,583
Current	$980,389
Long-term	$453,194

Years Ending December 31,
2016	1,110,428
2017	837,811
2018	143,796
$2,092,035
Less: Interest expense	166,519
Total capital lease obligations	$1,925,516
Current	$992,690
Long-Term	$932,826